KSOP Plan:	3 Months Ended
Mar. 31, 2016
KSOP Plan: [Abstract]
KSOP Plan:

Note 8.      KSOP Plan:

The KSOP Plan, adopted in 1990 for retirement benefits of employees, is comprised of two parts, (1) a salary reduction component, and a 401(k) which includes provisions for discretionary contributions by us, and (2) an employee share ownership component, or ESOP. Allocation of common shares or cash to participants' accounts, subject to certain limitations, is at the discretion of the Board. There have been no common shares allocated to the KSOP Plan since 2011. Cash contributions for plan year 2015 were approximately $150,000. As of March 31, 2016, no contributions by the Company had been made for plan year 2016.